Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Type	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 999,258		$ 1,028,765
Other Liabilities	222,444		201,002
Grants and other non-current liabilities	$ 1,221,702		1,229,767
Number of grant types | Type	2
Income from grants	$ 29,625	$ 29,503
Finance lease liabilities	52,000		52,000
Dismantling provision	106,000		88,000
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,400	$ 29,400
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	658,000		674,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 339,000		$ 352,000